ACQUISITIONS - Zenith Acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 16, 2018	Dec. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 417.3	$ 459.5	$ 467.0	$ 416.9
Zenith
Business Acquisition [Line Items]
Voting interest acquired	100.00%
Purchase consideration	$ 133.6
Goodwill	47.8
Total revenue		67.8
Net loss		$ 7.4
Zenith | Brand name
Business Acquisition [Line Items]
Identifiable intangible assets acquired	18.9
Zenith | Customer relationships
Business Acquisition [Line Items]
Identifiable intangible assets acquired	48.6
Zenith | Non-compete agreements
Business Acquisition [Line Items]
Identifiable intangible assets acquired	$ 6.9